Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of Goodwill

Balance as of January 1, 2020	$3,906
Acquisition of GFS	60,103
Acquisition of Apiguru	539
Impairment of goodwill in relation to GCL, Vision Lane and FAF	(3,906)
Impairment of goodwill in relation to GFS	(55,535)
Balance as of December 31, 2020	5,107
Impairment of goodwill in relation to GFS and Apiguru	(4,740)
Exchange difference	18
Balance as of December 31, 2021	385
Impairment of goodwill	—
Balance as of December 31, 2022	$385